Schedule of Investments August 31, 2022 (Unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 75.2% (1)
Canada Crude Oil Pipelines - 11.7% (1)
Enbridge Inc.	4,122,525	$169,930,481
Pembina Pipeline Corporation	3,074,286	108,566,174
		278,496,655
Canada Natural Gas/Natural Gas Liquids Pipelines - 6.5% (1)
Keyera Corp.	2,928,634	72,159,437
TC Energy Corporation	1,715,688	82,696,161
		154,855,598
United States Crude Oil Pipelines - 4.9% (1)
Plains GP Holdings, L.P. (2)	9,685,397	116,031,056
United States Natural Gas Gathering/Processing - 15.7% (1)
Antero Midstream Corporation	2,363,875	23,804,221
DT Midstream, Inc.	445,646	24,604,116
EnLink Midstream, LLC	2,587,190	26,285,850
Equitrans Midstream Corporation	5,510,147	51,079,063
Hess Midstream LP	903,621	25,581,511
Targa Resources Corp.	3,235,623	220,766,557
		372,121,318
United States Natural Gas/Natural Gas Liquids Pipelines - 34.1% (1)
Cheniere Energy, Inc.	1,619,124	259,351,282
Excelerate Energy, Inc.	225,436	5,789,196
Kinder Morgan, Inc.	9,718,149	178,036,490
Kinetik Holdings, Inc.	211,499	7,797,968
ONEOK, Inc.	2,945,034	180,324,432
The Williams Companies, Inc.	5,273,151	179,445,329
		810,744,697
United States Renewables and Power Infrastructure - 2.3% (1)
Clearway Energy, Inc.	344,932	12,796,977
NextEra Energy Partners LP	365,994	30,044,447
Sempra Energy	72,144	11,901,596
		54,743,020
Total Common Stock
(Cost $1,155,886,342)		1,786,992,344

Master Limited Partnership - 23.3% (1)
United States Crude Oil Pipelines - 1.1% (1)
Nustar Energy L.P.	1,616,493	25,799,228
United States Natural Gas Gathering/Processing - 3.9% (1)
Crestwood Equity Partners LP	623,261	16,616,138
Western Midstream Partners, LP	2,691,203	75,649,717
		92,265,855
United States Natural Gas/Natural Gas Liquids Pipelines - 11.4% (1)
DCP Midstream, LP	1,638,699	62,303,336
Energy Transfer LP	9,867,756	115,551,423
Enterprise Products Partners L.P.	3,519,780	92,640,609
		270,495,368
United States Other - 0.1% (1)
Westlake Chemical Partners LP	127,871	3,070,183
United States Refined Product Pipelines - 6.8% (1)
Magellan Midstream Partners, L.P.	872,592	45,051,925
MPLX LP	3,542,179	115,545,879
		160,597,804
Total Master Limited Partnership
(Cost $373,578,789)		552,228,438

Short-Term Investment - 0.7% (1)
United States Investment Company - 0.7% (1)
First American Government Obligations Fund, Class X, 2.05% (3)
(Cost $17,342,188)	17,342,188	17,342,188

Total Investments - 99.2% (1)
(Cost $1,546,807,319)		2,356,562,970
Other Assets in Excess of Liabilities, Net - 0.8%(1)		20,106,869
Total Net Assets - 100.0%(1)		$2,376,669,839

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Rate indicated is the current yield as of August 31, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,786,992,344	$-	$-	$1,786,992,344
Master Limited Partnerships	552,228,438	-	-	552,228,438
Short-Term Investment	17,342,188	-	-	17,342,188
Total Investments	$2,356,562,970	$-	$-	$2,356,562,970

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended August 31, 2022, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	9,372,593	2,589,358	(2,276,554)	9,685,397

	Value as of August 31, 2022	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$116,031,056	$-	$6,561,943	$14,796,595	$12,410,566